Taxes	6 Months Ended
Jan. 31, 2026
Taxes [Abstract]
TAXES

NOTE 12 — TAXES

(a) Corporate Income Taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Japan

The Group’s subsidiary in Japan is primarily subject to Japanese national and local income taxes, including corporate income tax, inhabitant tax, and enterprise tax, which, in the aggregate, represented a statutory income tax rate of approximately 34.59% for the six months ended January 31, 2026 and 2025.

On March 31, 2025, Japan enacted tax legislation introducing a defense-related surtax (the “Defense Special Corporate Tax”), which increases the statutory corporate income tax rate applicable to the Group’s Japanese subsidiary to approximately 35.43% for fiscal years beginning on or after April 1, 2026.

In accordance with ASC 740, Income Taxes, the effect of the change in enacted tax rate is recognized in the period of enactment, including the remeasurement of deferred tax assets and liabilities using the newly enacted tax rate. Accordingly, deferred tax balances are measured at the applicable enacted tax rates based on the expected timing of reversal of temporary differences. The impact of this change was not material to the Company’s consolidated financial statements.

Singapore

The Group’s subsidiary in Singapore is subject to Singapore Corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Hong Kong

CTW HK is subject to Hong Kong profits tax at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, CTW HK did not generate any assessable profits arising in or derived from Hong Kong for the six months ended January 31, 2026 and 2025, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

The Group’s subsidiaries that are incorporated in the PRC are subject to the PRC Enterprise Income Tax. Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are subject to a unified 25% enterprise income tax rate, while preferential tax rates, tax holidays and tax exemptions may be granted on a case-by-case basis. During the six months ended January 31, 2026 and 2025, substantially all of the Group’s subsidiaries and VIEs in the PRC qualified for preferential tax treatment as small and low-profit enterprises, resulting in a reduced effective tax rate. However, CTW Shanghai ceased to qualify for such preferential tax treatment beginning in the calendar year 2026 and is subject to the standard statutory enterprise income tax rate of 25%.

Taiwan

The Group’s VIE that are incorporated in Taiwan is subject to corporate income taxes at the rate of 20% on the estimated assessable profits.

The components of the income tax provision are as follows:

	For the Six Months Ended January 31,
	2026	2025
	(Unaudited)	(Unaudited)
Current tax provision
Outside of Japan	$(331,261)	$120,918
Inside of Japan	130,950	1,786
	(200,411)	122,704
Deferred tax provision (benefit)
Outside of Japan	1,190,853	98,732
Inside of Japan	(485,505)	(605,743)
	705,348	(507,011)

Total income tax provision	$504,937	$(384,307)

Deferred tax assets, net and deferred tax liabilities are composed of the following:

	As of January 31,	As of July 31,
	2026	2025
	(Unaudited)	(Unaudited)
Deferred tax assets:
Fixed assets depreciation adjustment	$97,308	$85,190
Software depreciation adjustment	—	51,958
Amortization of investment in films and TV series	250,578	165,146
Accrued asset retirement obligation	61,953	56,735
Operating lease liabilities	1,276,635	1,555,157
Net operating loss	1,450,905	357,947
Total deferred tax assets	3,137,379	2,272,133
Valuation allowance	(1,420,384)	(49,909)
Total deferred tax assets, net of valuation allowance	1,716,995	2,222,224
Net off with deferred tax liabilities	(1,654,027)	(2,173,157)
Deferred tax assets, net	$62,968	$49,067
	As of January 31,	As of July 31,
	2026	2025
Deferred tax liabilities
Advance to game developers	$4,904,363	$3,782,403
Prepaid royalties and prepaid expenses	1,651,981	1,373,710
Right-of-use assets	1,298,285	1,534,321
Realized contingent gains	—	1,607,769
Foreign interest	93,682	83,115
Capitalized SaaS costs	517,133	—
Other	8,569	—
Total deferred tax liabilities	8,474,013	8,381,318
Net off with deferred tax assets	(1,654,027)	(2,173,157)
Deferred tax liabilities, net	$6,819,986	$6,208,161

Movement of the valuation allowance:

	For the Six Months Ended January 31,	For the Years ended July 31,
	2026	2025
	(Unaudited)
Beginning balance	49,909	$56,911
Current year addition	1,420,384	—
Current year reversal	(48,396)	(11,560)
Exchange difference	(1,513)	4,558
Ending balance	$1,420,384	$49,909

The Group periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Group’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors.

The following table reconciles the Federal statutory rate to the Group’s effective tax rate for the six months ended January 31, 2026 and 2025:

	For the six months ended
	January 31,
	2026		2025
	(Unaudited)		(Unaudited)
U.S. federal statutory tax rate	$(137,824)	21.00%	$53,440	21.00%
State and local income taxes, net of federal income tax effect	—	—%	—	—%
Foreign tax effects
Japan	(184,054)	28.04%	(237,639)	(93.38)%
Cayman Islands	81,637	(12.44)%	—	—%
Other countries	(82,127)	12.51%	36,407	14.31%
Return-to-provision true-up adjustment	(332,660)	50.69%	—	—%
Effect of change in tax rates	113,629	(17.31)%	—	—%
Loss of preferential tax treatment	343,461	(52.33)%	—	—%
Change in valuation allowance
Singapore	736,560	(112.23)%	—	—%
Taiwan	(48,396)	7.37%	44,081	17.32%
Other countries	183	(0.03)%	—	—%
Non-deductible expenses	14,528	(2.15)%	(280,596)	(110.26)%
Provision for income taxes	$504,937	(76.88)%	$(384,307)	(151.02)%

The following table reconciles the Japanese statutory rate to the Group’s effective tax rate for the six months ended January 31, 2026 and 2025:

	For the six months ended
	January 31,
	2026		2025
	(Unaudited)		(Unaudited)
Japan statutory income tax rate	$(227,016)	34.59%	$88,024	34.59%
Foreign tax effects
Singapore	(87,824)	13.38%	(283,985)	(111.60)%
Cayman Islands	134,468	(20,49)%	—	—%
Other countries	(141,996)	21.64%	48,169	18.93%
Return-to-provision true-up adjustment	(332,660)	50.69%	—	—%
Effect of change in tax rates	113,629	(17.31)%	—	—%
Loss of preferential tax treatment	343,461	(52.33)%	—	—%
Change in valuation allowance
Singapore	736,560	(112.23)%	—	—%
Taiwan	(48,396)	7.37%	44,081	17.32%
Other countries	183	(0.03)%	—	—%
Non-deductible expenses	14,528	(2.14)%	(280,596)	(110.26)%
Provision for income taxes	$504,937	(76.88)%	$(384,307)	(151.02)%

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

(b) Taxes payable

Taxes payable consist of the following:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Income tax payable	$130,230	$52,758
Consumption tax payable in Japan	332,174	240,724
Total tax payable	$462,404	$293,482